Columbia Select Small Cap Value Fund
Third Quarter Report
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Small Cap Value Fund, February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Consumer Discretionary 8.4%
Automobile Components 1.6%
Visteon Corp.	68,830	6,584,966
Hotels, Restaurants & Leisure 2.4%
Six Flags Entertainment Corp.(a)	100,460	1,710,834
Texas Roadhouse, Inc.	43,226	7,904,739
Total		9,615,573
Household Durables 2.2%
KB Home	138,666	8,816,384
Textiles, Apparel & Luxury Goods 2.2%
Kontoor Brands, Inc.	132,684	8,652,324
Total Consumer Discretionary		33,669,247
Consumer Staples 4.3%
Beverages 2.1%
Primo Brands Corp., Class A	361,490	8,198,593
Food Products 2.2%
Nomad Foods Ltd.	484,744	5,317,642
Utz Brands, Inc.	378,446	3,515,763
Total		8,833,405
Total Consumer Staples		17,031,998
Energy 6.2%
Energy Equipment & Services 1.7%
Patterson-UTI Energy, Inc.	821,053	6,987,161
Oil, Gas & Consumable Fuels 4.5%
Murphy Oil Corp.	175,479	5,817,129
PBF Energy, Inc., Class A	219,647	7,819,433
SM Energy Co.	185,228	4,284,324
Total		17,920,886
Total Energy		24,908,047
Financials 25.6%
Banks 16.9%
Atlantic Union Bankshares Corp.	276,625	10,251,722
Axos Financial, Inc.(a)	121,316	10,532,655
Columbia Banking System, Inc.	344,573	9,803,102
OceanFirst Financial Corp.	395,364	7,140,274
Popular, Inc.	83,784	11,341,002
Common Stocks (continued)
Issuer	Shares	Value ($)
Seacoast Banking Corp. of Florida	240,650	7,489,028
Stock Yards Bancorp, Inc.	145,856	9,355,204
Triumph Financial, Inc.(a)	30,548	1,706,411
Total		67,619,398
Capital Markets 1.9%
Lazard, Inc.	146,648	7,420,389
Financial Services 1.5%
Radian Group, Inc.	177,792	6,137,380
Insurance 5.3%
CNO Financial Group, Inc.	196,716	8,224,696
Hanover Insurance Group, Inc. (The)	28,084	5,072,813
Kemper Corp.	64,496	2,084,511
Skyward Specialty Insurance Group, Inc.(a)	124,203	5,771,713
Total		21,153,733
Total Financials		102,330,900
Health Care 9.2%
Biotechnology 2.2%
Cytokinetics, Inc.(a)	74,187	4,615,915
Syndax Pharmaceuticals, Inc.(a)	196,238	4,260,327
Total		8,876,242
Health Care Equipment & Supplies 4.3%
CONMED Corp.	88,851	4,087,146
Integer Holdings Corp.(a)	35,095	3,042,035
LivaNova PLC(a)	145,285	10,257,121
Total		17,386,302
Health Care Providers & Services 1.6%
Tenet Healthcare Corp.(a)	26,660	6,382,137
Pharmaceuticals 1.1%
Ligand Pharmaceuticals, Inc.(a)	21,363	4,236,497
Total Health Care		36,881,178
Industrials 18.9%
Aerospace & Defense 5.7%
ATI, Inc.(a)	75,841	12,406,829
Kratos Defense & Security Solutions, Inc.(a)	118,808	10,238,874
Total		22,645,703

Columbia Select Small Cap Value Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Small Cap Value Fund, February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.0%
Zurn Elkay Water Solutions Corp.	159,170	8,114,487
Commercial Services & Supplies 0.9%
HNI Corp.	81,483	3,663,476
Construction & Engineering 2.3%
Primoris Services Corp.	59,949	9,035,513
Electrical Equipment 2.7%
Regal Rexnord Corp.	47,879	10,580,301
Ground Transportation 2.5%
Knight-Swift Transportation Holdings, Inc.	158,535	9,975,022
Machinery 2.6%
Atmus Filtration Technologies, Inc.	161,843	10,443,729
Professional Services 0.2%
Alight, Inc., Class A	1,101,620	969,095
Total Industrials		75,427,326
Information Technology 12.0%
Communications Equipment 5.0%
Extreme Networks, Inc.(a)	467,507	6,535,748
Viavi Solutions, Inc.(a)	454,705	13,509,286
Total		20,045,034
Electronic Equipment, Instruments & Components 1.2%
Crane NXT Co.	96,031	4,637,337
Semiconductors & Semiconductor Equipment 5.8%
Kulicke & Soffa Industries, Inc.	124,486	8,679,164
MACOM Technology Solutions Holdings, Inc.(a)	59,104	14,664,884
Total		23,344,048
Total Information Technology		48,026,419
Materials 4.3%
Chemicals 2.9%
Chemours Co. (The)	396,370	7,229,789
Minerals Technologies, Inc.	63,154	4,459,935
Total		11,689,724
Containers & Packaging 1.4%
O-I Glass, Inc.(a)	411,360	5,512,224
Total Materials		17,201,948
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 7.2%
Health Care REITs 2.0%
Sabra Health Care REIT, Inc.	389,954	8,013,555
Industrial REITs 1.3%
First Industrial Realty Trust, Inc.	81,389	5,138,901
Specialized REITs 3.9%
Gaming and Leisure Properties, Inc.	93,785	4,587,024
Outfront Media, Inc.	388,898	11,204,152
Total		15,791,176
Total Real Estate		28,943,632
Utilities 3.2%
Electric Utilities 3.2%
Portland General Electric Co.	234,518	12,654,591
Total Utilities		12,654,591
Total Common Stocks (Cost $257,873,176)		397,075,286

Rights —%

Health Care —%
Life Sciences Tools & Services —%
OmniAb Operations, Inc.(a),(b),(c),(d)	9,220	0
OmniAb, Inc.(a),(b),(c),(d)	9,220	0
Total		0
Total Health Care		0
Total Rights (Cost $—)		0

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(e),(f)	2,613,857	2,613,334
Total Money Market Funds (Cost $2,613,025)		2,613,334
Total Investments in Securities (Cost: $260,486,201)		399,688,620
Other Assets & Liabilities, Net		75,077
Net Assets		399,763,697
Columbia Select Small Cap Value Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Small Cap Value Fund, February 28, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At February 28, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	02/13/2015-02/27/2015	9,220	—	—
OmniAb, Inc.	02/13/2015-02/27/2015	9,220	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	3,760,867	50,650,797	(51,798,263)	(67)	2,613,334	1,127	86,282	2,613,857
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Select Small Cap Value Fund  | 2026

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3QT218_05_T01_(04/26)